Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities

	June 30,	December 31,
Deferred tax assets:	2024	2023

Net operating loss carryforward	$45,847	$19,551
Deferred tax assets	45,847	19,551
Deferred tax liabilities:
Change in valuation allowance	(45,847)	(19,551)
Deferred tax assets (liabilities), net	$—	$—

Non-current deferred tax assets	$—	$—
Non-current deferred tax liabilities	—	—
Deferred tax (liabilities) assets, net	$—	$—

Schedule of taxes payable

	June 30, 2024	December 31, 2023

VAT taxes payable	$—	$—
Income taxes payable	—	—
Other taxes payable	68	594
Total taxes payable	$68	$594
Less: taxes payable - discontinued operations	—	—
Taxes payable - continuing operations	$68	$594